UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

August 31, 2017

SDI-QTLY-1017
1.806764.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.9%
	Principal Amount	Value
Convertible Bonds - 11.1%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.1%
Tesla, Inc.:
1.25% 3/1/21	$4,200,000	$4,845,750
2.375% 3/15/22	1,545,000	1,950,563
		6,796,313
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21	2,176,000	2,638,400
Household Durables - 0.2%
M/I Homes, Inc. 3% 3/1/18	3,450,000	3,432,750
Toll Brothers Finance Corp. 0.5% 9/15/32	8,190,000	8,184,881
		11,617,631
Internet & Direct Marketing Retail - 0.2%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	6,520,000	6,927,500
Priceline Group, Inc. 0.35% 6/15/20	1,980,000	2,882,138
		9,809,638
Media - 1.7%
DISH Network Corp.:
2.375% 3/15/24 (a)	20,760,000	21,006,525
3.375% 8/15/26	9,096,000	10,539,990
Liberty Media Corp.:
1% 1/30/23 (a)	13,390,000	16,168,425
1.375% 10/15/23	13,760,000	16,924,800
3.5% 1/15/31	22,313,000	12,445,968
Live Nation Entertainment, Inc. 2.5% 5/15/19	6,640,000	8,200,400
		85,286,108
TOTAL CONSUMER DISCRETIONARY		116,148,090
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19	7,553,000	10,970,733
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	7,530,000	5,515,725
Weatherford International Ltd. 5.875% 7/1/21	3,365,000	3,360,794
		8,876,519
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	15,905,000	13,270,734
Oasis Petroleum, Inc. 2.625% 9/15/23	1,150,000	1,065,188
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	23,170,000	20,910,925
SM Energy Co. 1.5% 7/1/21	2,850,000	2,531,969
		37,778,816
TOTAL ENERGY		46,655,335
FINANCIALS - 0.1%
Insurance - 0.1%
FNF Group 4.25% 8/15/18	1,450,000	3,953,969
HEALTH CARE - 0.8%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	1,330,000	1,345,794
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	2,810,000	2,810,000
1.5% 10/15/20	6,600,000	7,800,375
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	2,350,000	2,665,781
		14,621,950
Health Care Equipment & Supplies - 0.1%
DexCom, Inc. 0.75% 5/15/22 (a)	2,600,000	2,678,000
Hologic, Inc. 2% 3/1/42 (b)	3,350,000	4,285,906
		6,963,906
Life Sciences Tools & Services - 0.1%
Albany Molecular Research, Inc. 2.25% 11/15/18	3,340,000	4,759,500
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	3,390,000	3,576,450
Dermira, Inc. 3% 5/15/22 (a)	900,000	912,938
Jazz Investments I Ltd.:
1.5% 8/15/24 (a)	1,800,000	1,777,500
1.875% 8/15/21	4,480,000	4,757,200
Theravance Biopharma, Inc. 3.25% 11/1/23	1,700,000	2,028,313
		13,052,401
TOTAL HEALTH CARE		39,397,757
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23 (a)	5,860,000	7,637,748
Commercial Services & Supplies - 0.0%
Team, Inc. 5% 8/1/23 (a)	1,800,000	1,645,875
Construction & Engineering - 0.0%
Dycom Industries, Inc. 0.75% 9/15/21	1,900,000	2,094,750
Electrical Equipment - 0.1%
General Cable Corp. 4.5% 11/15/29 (b)	5,360,000	4,485,650
Machinery - 0.3%
Greenbrier Companies, Inc. 2.875% 2/1/24 (a)	2,640,000	2,816,550
Navistar International Corp. New 4.75% 4/15/19	7,020,000	7,226,213
Trinity Industries, Inc. 3.875% 6/1/36	3,800,000	4,797,500
		14,840,263
TOTAL INDUSTRIALS		30,704,286
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 1.375% 1/1/20	21,230,000	21,349,419
InterDigital, Inc. 1.5% 3/1/20	2,855,000	3,290,388
Liberty Interactive LLC 1.75% 9/30/46 (a)	8,270,000	10,461,550
Lumentum Holdings, Inc. 0.25% 3/15/24 (a)	1,630,000	1,904,044
		37,005,401
Electronic Equipment & Components - 0.1%
OSI Systems, Inc. 1.25% 9/1/22 (a)	4,550,000	4,669,438
Internet Software & Services - 2.1%
Akamai Technologies, Inc. 0% 2/15/19	8,040,000	7,803,825
Carbonite, Inc. 2.5% 4/1/22 (a)	2,780,000	3,023,250
Gogo, Inc. 3.75% 3/1/20	6,950,000	6,624,219
Pandora Media, Inc. 1.75% 12/1/20	8,770,000	8,227,356
Twitter, Inc.:
0.25% 9/15/19	14,835,000	14,000,531
1% 9/15/21	27,748,000	25,441,448
VeriSign, Inc. 4.452% 8/15/37 (c)	5,885,000	17,883,044
Web.com Group, Inc. 1% 8/15/18	3,490,000	3,461,644
WebMD Health Corp. 1.5% 12/1/20	4,050,000	5,611,781
Yahoo!, Inc. 0% 12/1/18	13,670,000	17,070,413
		109,147,511
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. 2.125% 9/1/26	2,310,000	4,156,556
Cypress Semiconductor Corp. 4.5% 1/15/22	1,100,000	1,357,813
Intel Corp. 3.25% 8/1/39	7,190,000	12,321,863
Microchip Technology, Inc. 1.625% 2/15/27 (a)	17,930,000	21,336,700
Micron Technology, Inc.:
2.125% 2/15/33	1,220,000	3,574,600
3% 11/15/43	3,060,000	3,585,938
NXP Semiconductors NV 1% 12/1/19	3,820,000	4,617,425
ON Semiconductor Corp. 1.625% 10/15/23 (a)	12,560,000	13,980,850
Synaptics, Inc. 0.5% 6/15/22 (a)	2,300,000	2,141,875
Teradyne, Inc. 1.25% 12/15/23 (a)	710,000	916,344
		67,989,964
Software - 1.2%
BroadSoft, Inc. 1% 9/1/22	1,400,000	1,925,000
Citrix Systems, Inc. 0.5% 4/15/19	3,250,000	3,822,813
FireEye, Inc. 1.625% 6/1/35	9,260,000	8,432,388
Nice Systems, Inc. 1.25% 1/15/24 (a)	3,930,000	4,340,194
Nuance Communications, Inc.:
1% 12/15/35	8,330,000	7,929,119
1.25% 4/1/25 (a)	7,130,000	6,938,381
2.75% 11/1/31	13,070,000	13,086,338
Salesforce.com, Inc. 0.25% 4/1/18	7,730,000	11,131,200
Take-Two Interactive Software, Inc. 1% 7/1/18	400,000	1,813,750
Workday, Inc. 1.5% 7/15/20	1,680,000	2,429,616
		61,848,799
TOTAL INFORMATION TECHNOLOGY		280,661,113
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	10,850,000	11,738,344
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (a)	15,130,000	15,375,863
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NRG Yield, Inc.:
3.25% 6/1/20 (a)	5,000,000	4,990,625
3.5% 2/1/19 (a)	10,190,000	10,316,967
		15,307,592

TOTAL CONVERTIBLE BONDS		570,913,082

Nonconvertible Bonds - 4.8%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Altice SA 7.625% 2/15/25 (a)	4,430,000	4,794,146
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (a)	15,605,000	16,073,150
		20,867,296
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24	4,003,000	3,820,864
Albertsons, Inc. 7.45% 8/1/29	14,415,000	12,581,412
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	15,240,000	11,163,300
		27,565,576
Tobacco - 0.2%
Vector Group Ltd. 6.125% 2/1/25 (a)	7,940,000	8,138,500
TOTAL CONSUMER STAPLES		35,704,076
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Southwestern Energy Co. 4.1% 3/15/22	10,205,000	9,414,113
FINANCIALS - 2.8%
Banks - 1.6%
Corestates Capital II 3 month U.S. LIBOR + 0.650% 1.9536% 1/15/27 (a)(c)(d)	6,110,000	5,819,775
Corestates Capital III 3 month U.S. LIBOR + 0.570% 1.885% 2/15/27 (a)(c)(d)	13,304,000	12,539,020
Fleet Capital Trust V 3 month U.S. LIBOR + 1.000% 2.2674% 12/18/28 (c)(d)	5,500,000	5,225,000
Nationsbank Capital Trust III 3 month U.S. LIBOR + 0.550% 1.8536% 1/15/27 (c)(d)	6,289,000	5,935,244
NTC Capital II 3 month U.S. LIBOR + 0.590% 1.8936% 4/15/27 (c)(d)	9,080,000	8,486,186
PNC Capital Trust C 3 month U.S. LIBOR + 0.570% 1.7718% 6/1/28 (c)(d)	14,655,000	13,775,700
SunTrust Capital III 3 month U.S. LIBOR + 0.650% 1.8956% 3/15/28 (c)(d)	13,140,000	12,023,100
Wachovia Capital Trust II 3 month U.S. LIBOR + 0.500% 1.8036% 1/15/27 (c)(d)	18,378,000	17,275,320
		81,079,345
Capital Markets - 0.8%
Chase Capital II 3 month U.S. LIBOR + 0.500% 1.8106% 2/1/27 (c)(d)	4,650,000	4,389,600
Chase Capital III 3 month U.S. LIBOR + 0.550% 1.7518% 3/1/27 (c)(d)	4,500,000	4,252,500
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 1.9356% 8/1/28 (c)(d)	4,500,000	4,230,000
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 2.315% 5/15/47 (c)(d)	14,500,000	13,340,000
State Street Capital Trust I 3 month U.S. LIBOR + 0.560% 1.875% 5/15/28 (c)(d)	7,574,000	7,024,885
State Street Capital Trust IV 3 month U.S. LIBOR + 1.000% 2.2456% 6/1/77 (c)(d)	9,598,000	8,824,161
		42,061,146
Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.34% 12/21/65 (a)(c)(d)	13,000,000	12,350,000
Thrifts & Mortgage Finance - 0.2%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	8,375,000	9,254,375
TOTAL FINANCIALS		144,744,866
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20	3,330,000	3,429,900
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Sprint Capital Corp. 8.75% 3/15/32	10,680,000	13,243,200
Wireless Telecommunication Services - 0.3%
Neptune Finco Corp. 10.125% 1/15/23 (a)	12,740,000	14,758,653
TOTAL TELECOMMUNICATION SERVICES		28,001,853
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 3.3661% 10/1/66 (c)(d)	4,950,000	4,714,875
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (c)(d)	3,000,000	2,902,500
TOTAL UTILITIES		7,617,375

TOTAL NONCONVERTIBLE BONDS		249,779,479

TOTAL CORPORATE BONDS
(Cost $779,472,288)		820,692,561
	Shares	Value

Common Stocks - 64.3%
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	83,700	5,807,106
Darden Restaurants, Inc.	258,300	21,203,847
Marriott International, Inc. Class A	86,000	8,907,880
McDonald's Corp.	195,000	31,194,150
Wyndham Worldwide Corp.	98,600	9,828,448
		76,941,431
Media - 0.1%
Nexstar Broadcasting Group, Inc. Class A	58,800	3,539,760
Specialty Retail - 0.1%
Home Depot, Inc.	42,300	6,339,501
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	176,186	7,346,956
VF Corp.	223,200	14,032,584
		21,379,540

TOTAL CONSUMER DISCRETIONARY		108,200,232

CONSUMER STAPLES - 12.6%
Beverages - 3.3%
Molson Coors Brewing Co. Class B	321,000	28,809,750
PepsiCo, Inc.	618,400	71,567,432
The Coca-Cola Co.	1,507,800	68,680,290
		169,057,472
Food & Staples Retailing - 2.1%
CVS Health Corp.	260,900	20,178,006
Kroger Co.	125,700	2,749,059
Sysco Corp.	363,800	19,161,346
Wal-Mart Stores, Inc.	860,300	67,163,621
		109,252,032
Food Products - 0.6%
B&G Foods, Inc. Class A	438,900	13,386,450
General Mills, Inc.	132,200	7,040,972
Kellogg Co.	77,800	5,092,788
The J.M. Smucker Co.	44,200	4,630,392
		30,150,602
Household Products - 2.8%
Kimberly-Clark Corp.	120,400	14,844,116
Procter & Gamble Co.	1,406,458	129,773,880
		144,617,996
Personal Products - 1.8%
Unilever NV (NY Reg.) (e)	1,558,500	92,730,750
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	1,267,509	78,737,659
Imperial Tobacco Group PLC	583,427	24,145,515
		102,883,174

TOTAL CONSUMER STAPLES		648,692,026

ENERGY - 3.6%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	117,600	7,468,776
Oil, Gas & Consumable Fuels - 3.5%
Boardwalk Pipeline Partners, LP	461,600	6,974,776
Cenovus Energy, Inc.	665,700	5,208,320
Chevron Corp.	414,800	44,640,776
ConocoPhillips Co.	683,900	29,859,074
Exxon Mobil Corp.	194,300	14,830,919
Kinder Morgan, Inc.	816,400	15,781,012
Scorpio Tankers, Inc.	964,200	3,924,294
Suncor Energy, Inc.	639,300	20,032,680
The Williams Companies, Inc.	1,284,800	38,197,104
		179,448,955

TOTAL ENERGY		186,917,731

FINANCIALS - 3.0%
Banks - 0.3%
JPMorgan Chase & Co.	85,900	7,807,451
Wells Fargo & Co.	144,800	7,394,936
		15,202,387
Capital Markets - 1.4%
Ares Capital Corp.	257,200	4,130,632
BlackRock, Inc. Class A	94,600	39,638,346
The Blackstone Group LP	634,900	20,780,277
TPG Specialty Lending, Inc.	410,100	8,509,575
		73,058,830
Insurance - 1.3%
Chubb Ltd.	195,600	27,661,752
First American Financial Corp.	365,900	17,951,054
Principal Financial Group, Inc.	333,500	20,850,420
		66,463,226

TOTAL FINANCIALS		154,724,443

HEALTH CARE - 7.8%
Biotechnology - 1.9%
Amgen, Inc.	556,950	99,009,002
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	36,100	7,199,784
Medtronic PLC	467,700	37,705,974
		44,905,758
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.	50,500	10,044,450
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	410,600	24,833,088
GlaxoSmithKline PLC	1,582,900	31,404,362
GlaxoSmithKline PLC sponsored ADR	166,400	6,694,272
Johnson & Johnson	728,844	96,477,080
Merck & Co., Inc.	566,490	36,176,051
Pfizer, Inc.	1,131,900	38,394,048
Sanofi SA sponsored ADR	337,600	16,488,384
		250,467,285

TOTAL HEALTH CARE		404,426,495

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.4%
United Technologies Corp.	158,100	18,927,732
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	126,900	5,721,921
Electrical Equipment - 0.5%
Eaton Corp. PLC	342,100	24,549,096
Industrial Conglomerates - 0.2%
3M Co.	61,500	12,565,680
Machinery - 0.4%
Caterpillar, Inc.	79,200	9,305,208
Cummins, Inc.	31,500	5,020,470
Pentair PLC	67,200	4,169,760
		18,495,438
Professional Services - 0.2%
Nielsen Holdings PLC	204,400	7,940,940
Road & Rail - 0.7%
Norfolk Southern Corp.	319,300	38,482,036

TOTAL INDUSTRIALS		126,682,843

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	3,135,400	100,991,234
Internet Software & Services - 0.2%
Twitter, Inc. (f)	721,200	12,195,492
IT Services - 0.6%
Amdocs Ltd.	87,400	5,662,646
Paychex, Inc.	397,700	22,680,831
		28,343,477
Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	2,294,800	80,478,636
Maxim Integrated Products, Inc.	558,500	26,059,610
Qualcomm, Inc.	888,700	46,452,349
		152,990,595
Software - 3.9%
Microsoft Corp.	2,709,300	202,574,346
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	298,600	48,970,400
HP, Inc.	726,200	13,855,896
		62,826,296

TOTAL INFORMATION TECHNOLOGY		559,921,440

MATERIALS - 1.5%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	402,900	33,815,397
LyondellBasell Industries NV Class A	344,800	31,235,432
		65,050,829
Containers & Packaging - 0.2%
WestRock Co.	199,300	11,342,163

TOTAL MATERIALS		76,392,992

REAL ESTATE - 13.6%
Equity Real Estate Investment Trusts (REITs) - 13.5%
Acadia Realty Trust (SBI)	89,700	2,573,493
Agree Realty Corp.	150,300	7,533,036
American Assets Trust, Inc.	111,700	4,537,254
American Homes 4 Rent Class A	546,800	12,117,088
American Tower Corp.	15,200	2,250,360
AvalonBay Communities, Inc.	190,840	35,826,393
Boston Properties, Inc.	219,496	26,471,218
CareTrust (REIT), Inc.	378,700	7,305,123
Cedar Realty Trust, Inc.	695,919	3,507,432
Colony NorthStar, Inc.	493,804	6,473,770
CoreSite Realty Corp.	102,500	12,172,900
Corporate Office Properties Trust (SBI)	334,700	11,165,592
Corrections Corp. of America	318,000	8,522,400
DCT Industrial Trust, Inc.	417,675	24,371,336
DDR Corp.	536,800	5,196,224
DiamondRock Hospitality Co.	811,400	8,917,286
Douglas Emmett, Inc.	428,400	16,690,464
Duke Realty Corp.	643,600	19,127,792
Education Realty Trust, Inc.	143,100	5,529,384
Empire State Realty Trust, Inc.	240,800	4,900,280
Equinix, Inc.	107,800	50,494,598
Equity Lifestyle Properties, Inc.	176,637	15,747,189
Equity Residential (SBI)	129,415	8,690,217
Essex Property Trust, Inc.	90,492	24,068,157
Extra Space Storage, Inc.	322,500	25,035,675
Four Corners Property Trust, Inc.	188,300	4,784,703
Gaming & Leisure Properties	172,400	6,756,356
General Growth Properties, Inc.	945,300	19,614,975
Gramercy Property Trust	248,300	7,563,218
Healthcare Realty Trust, Inc.	473,300	15,751,424
Highwoods Properties, Inc. (SBI)	310,900	16,238,307
Host Hotels & Resorts, Inc.	475,097	8,608,758
Hudson Pacific Properties, Inc.	434,500	14,338,500
Mid-America Apartment Communities, Inc.	238,989	25,442,769
National Retail Properties, Inc.	298,000	12,465,340
Outfront Media, Inc.	410,900	9,039,800
Prologis, Inc.	248,510	15,745,594
Public Storage	76,299	15,667,237
Rexford Industrial Realty, Inc.	133,247	4,004,072
Sabra Health Care REIT, Inc.	328,274	7,172,787
Safety Income and Growth, Inc.	91,900	1,805,835
Simon Property Group, Inc.	168,515	26,431,578
SL Green Realty Corp.	111,100	10,707,818
Spirit Realty Capital, Inc.	338,400	2,944,080
Sunstone Hotel Investors, Inc.	714,700	11,292,260
Taubman Centers, Inc.	103,900	5,427,736
Terreno Realty Corp.	178,286	6,462,868
Urban Edge Properties	689,657	17,344,874
Ventas, Inc.	501,639	34,332,173
VEREIT, Inc.	1,953,700	16,489,228
Washington REIT (SBI)	351,800	11,560,148
Welltower, Inc.	304,396	22,287,875
		699,504,974
Real Estate Management & Development - 0.1%
Vonovia SE	86,600	3,660,316

TOTAL REAL ESTATE		703,165,290

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	2,850,700	136,748,079
UTILITIES - 4.1%
Electric Utilities - 4.1%
Duke Energy Corp.	611,500	53,383,950
Exelon Corp.	848,300	32,125,121
IDACORP, Inc.	284,800	25,341,504
PPL Corp.	903,200	35,441,568
Southern Co.	318,500	15,370,810
Xcel Energy, Inc.	969,900	48,010,050
		209,673,003
TOTAL COMMON STOCKS
(Cost $2,769,348,926)		3,315,544,574

Preferred Stocks - 6.6%
Convertible Preferred Stocks - 4.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	38,500	4,258,100
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Bunge Ltd. 4.875%	107,900	11,417,169
Post Holdings, Inc.:
3.75%	17,500	3,188,281
Series C 2.50%	44,500	7,131,125
		21,736,575
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
Series A 5.75%	200	107,375
Series A, 5.75% (a)	12,900	6,925,688
Hess Corp. Series A 8.00%	61,400	3,068,158
		10,101,221
FINANCIALS - 1.2%
Banks - 1.2%
Bank of America Corp. Series L 7.25%	21,465	28,011,825
Wells Fargo & Co. 7.50%	24,689	32,959,815
		60,971,640
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	15,019	5,774,806
Becton, Dickinson & Co. Series A 6.125%	131,500	7,298,250
		13,073,056
Health Care Providers & Services - 0.4%
Anthem, Inc. 5.25%	381,500	20,024,935
Pharmaceuticals - 0.4%
Allergan PLC 5.50%	20,715	16,895,672
Teva Pharmaceutical Industries Ltd. 7%	11,985	3,801,642
		20,697,314
TOTAL HEALTH CARE		53,795,305
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Arconic, Inc. 5.375%	91,229	3,707,547
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	90,963	5,375,004
Machinery - 0.1%
Rexnord Corp. Series A 5.75%	42,400	2,321,400
Stanley Black & Decker, Inc. 5.375%	15,000	1,662,000
		3,983,400
TOTAL INDUSTRIALS		13,065,951
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 5.50%	15,000	1,955,625
Crown Castle International Corp. Series A 6.875%	5,200	5,767,840
Welltower, Inc. Series I, 6.50%	49,800	3,286,800
		11,010,265
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. Series A 5.50%	202,600	21,204,116
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%	168,000	5,302,500
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS (f)	175,775	13,325,942
TOTAL UTILITIES		18,628,442

TOTAL CONVERTIBLE PREFERRED STOCKS		214,771,615

Nonconvertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Comcast Corp.	14,535	370,352
FINANCIALS - 1.7%
Banks - 1.6%
BB&T Corp.:
5.625%	274,374	7,265,424
5.85%	252,439	6,369,036
Series F 5.20%	208,892	5,274,523
Series G 5.20%	142,185	3,604,390
First Tennessee Bank NA adj. rate (a)	12,500	9,625,000
JPMorgan Chase & Co. Series Y, 6.125%	88,040	2,372,678
PNC Financial Services Group, Inc. Series P, 6.125%	63,186	1,804,592
SunTrust Banks, Inc. Series E, 5.875%	530,659	13,478,739
U.S. Bancorp:
Series A, 3.50%	15,865	14,008,795
Series B, 3.50%	71,456	1,672,785
Wells Fargo & Co.:
Series P, 5.25%	175,000	4,427,500
Series X, 5.50%	420,742	10,897,218
		80,800,680
Capital Markets - 0.1%
Northern Trust Corp. Series C, 5.85%	62,904	1,685,827
Diversified Financial Services - 0.0%
General Electric Capital Corp. 4.875%	59,722	1,516,939
Mortgage Real Estate Investment Trusts - 0.0%
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	9,705	257,765
TOTAL FINANCIALS		84,261,211
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Public Storage:
Series C, 5.125%	39,299	1,008,019
Series E, 4.90%	378,535	9,387,668
Series V, 5.375%	218,249	5,541,342
Series W, 5.20%	147,839	3,778,765
Sabra Health Care REIT, Inc. Series A, 7.125%	301,893	7,764,688
		27,480,482
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	123,462	3,130,996
TOTAL REAL ESTATE		30,611,478
UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	226,007	5,722,497
Southern Co. 6.25%	172,864	4,707,087
		10,429,584
Multi-Utilities - 0.0%
SCE Trust IV 5.375%	57,843	1,584,898
TOTAL UTILITIES		12,014,482

TOTAL NONCONVERTIBLE PREFERRED STOCKS		127,257,523

TOTAL PREFERRED STOCKS
(Cost $294,514,907)		342,029,138

Investment Companies - 1.3%
iShares S&P U.S. Preferred Stock Index ETF
(Cost $63,167,648)	1,657,400	64,721,470
	Principal Amount	Value

Bank Loan Obligations - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5044% 2/1/24 (c)(d)	10,270,000	10,329,874
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9681% 2/3/24 (c)(d)	8,997,550	8,656,903
TOTAL BANK LOAN OBLIGATIONS
(Cost $19,057,795)		18,986,777

Preferred Securities - 5.6%
FINANCIALS - 4.4%
Banks - 4.2%
Bank of America Corp.:
6.1% (c)(g)	1,895,000	2,130,165
6.5% (c)(g)	4,000,000	4,603,060
Barclays PLC 8.25% (c)(g)	6,800,000	7,329,084
Citigroup, Inc.:
5.9% (c)(g)	5,000,000	5,401,128
5.95% (c)(g)	5,000,000	5,291,868
6.25% (c)(g)	6,500,000	7,282,517
JPMorgan Chase & Co.:
5% (c)(g)	20,000,000	20,478,478
5.15% (c)(g)	11,750,000	12,313,111
5.3% (c)(g)	8,500,000	8,937,875
6% (c)(g)	4,000,000	4,350,217
6.1% (c)(g)	8,250,000	9,223,500
6.75% (c)(g)	11,000,000	12,630,048
7.9% (c)(g)	29,315,000	30,979,067
Mellon Capital IV 3 month U.S. LIBOR + 0.565% 4% (c)(d)(g)	6,417,000	5,875,476
Royal Bank of Scotland Group PLC 8.625% (c)(g)	4,395,000	4,932,357
SunTrust Preferred Capital I 3 month U.S. LIBOR + 0.645% 4% (c)(d)(g)	9,366,000	8,300,774
USB Capital IX 3 month U.S. LIBOR + 1.020% 3.5% (c)(d)(g)	16,026,000	14,337,928
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 2.4506% 12/31/99 (a)(c)(d)(g)	7,000,000	6,226,622
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (c)(d)(g)	5,091,000	5,192,208
Wells Fargo & Co.:
5.875% (c)(g)	16,000,000	17,960,328
5.9% (c)(g)	12,000,000	13,170,885
7.98% (c)(g)	11,855,000	12,647,674
		219,594,370
Capital Markets - 0.1%
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (c)(d)(g)	4,694,000	4,272,208
Insurance - 0.1%
MetLife, Inc. 5.25% (c)(g)	5,000,000	5,228,443

TOTAL FINANCIALS		229,095,021

INDUSTRIALS - 1.2%
Industrial Conglomerates - 1.2%
General Electric Co. 5% (c)(g)	55,227,000	58,852,969
TOTAL PREFERRED SECURITIES
(Cost $267,746,456)		287,947,990
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.11% (h)	281,217,228	281,273,472
Fidelity Securities Lending Cash Central Fund 1.11% (h)(i)	17,915,997	17,917,788
TOTAL MONEY MARKET FUNDS
(Cost $299,187,142)		299,191,260
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,492,495,162)		5,149,113,770
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,623,811
NET ASSETS - 100%		$5,156,737,581

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,071,099 or 6.4% of net assets.

 (b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security is on loan at period end.

 (f) Non-income producing

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,557,910
Fidelity Securities Lending Cash Central Fund	999,052
Total	$2,556,962

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$112,828,684	$108,570,584	$4,258,100	$--
Consumer Staples	670,428,601	648,692,026	21,736,575	--
Energy	197,018,952	186,917,731	10,101,221	--
Financials	299,957,294	229,360,654	70,596,640	--
Health Care	458,221,800	373,022,133	85,199,667	--
Industrials	139,748,794	126,682,843	13,065,951	--
Information Technology	559,921,440	559,921,440	--	--
Materials	76,392,992	76,392,992	--	--
Real Estate	744,787,033	733,776,768	11,010,265	--
Telecommunication Services	157,952,195	136,748,079	21,204,116	--
Utilities	240,315,927	221,687,485	18,628,442	--
Corporate Bonds	820,692,561	--	820,692,561	--
Investment Companies	64,721,470	64,721,470	--	--
Bank Loan Obligations	18,986,777	--	18,986,777	--
Preferred Securities	287,947,990	--	287,947,990	--
Money Market Funds	299,191,260	299,191,260	--	--
Total Investments in Securities:	$5,149,113,770	$3,765,685,465	$1,383,428,305	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017